Securities Act of 1933 File No. 333-56881
                                Investment Company Act of 1940 File No. 811-8817


                            ING EQUITY AND BOND FUND

                        SUPPLEMENT DATED FEBRUARY 5, 2003
                                 TO THE CLASS Q
          DOMESTIC EQUITY GROWTH FUNDS, DOMESTIC EQUITY VALUE FUNDS AND
                   DOMESTIC EQUITY AND INCOME FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002


     Effective immediately, the section entitled "Management of the Funds- ING Equity and Bond Fund" on page 39 of the prospectus is amended to read:

EQUITY AND BOND FUND

This Fund is managed by a team of investment professionals.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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                                       Securities Act of 1933 File No. 333-56881
                                Investment Company Act of 1940 File No. 811-8817


                            ING EQUITY AND BOND FUND

                        SUPPLEMENT DATED FEBRUARY 5, 2003
                             TO THE CLASSES ABC & T
          DOMESTIC EQUITY GROWTH FUNDS, DOMESTIC EQUITY VALUE FUNDS AND
                   DOMESTIC EQUITY AND INCOME FUNDS PROSPECTUS
                            DATED SEPTEMBER 23, 2002

     Effective immediately, the section entitled "Management of the Funds- ING Equity and Bond Fund" on page 49 of the prospectus is amended to read:

EQUITY AND BOND

This Fund is managed by a team of investment professionals.


               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE